Share based compensation (Changes in service-based share options activities) (Details) (Share Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Options [Member]
Number of Options
Outstanding	6,631,792	4,967,000	4,332,000
Granted	500,000	2,837,500	1,200,000
Repurchase of vested options		(910,000)
Forfeited	(136,002)	(262,708)	(565,000)
Exercised	(492,893)
Outstanding	6,502,897	6,631,792	4,967,000	4,332,000
Vested and expected to vest	6,273,762
Exercisable	4,211,552
Weighted Average Exercise Price
Outstanding	$ 1.42	$ 0.57	$ 0.19	$ 0.04
Vested and expected to vest	$ 1.36
Exercisable	$ 0.57
Weighted Average Remaining Contractual Life In years
Outstanding	7 years 3 months 14 days	8 years 1 month 17 days	8 years 3 months 25 days	9 years 29 days
Vested and expected to vest	7 years 3 months
Exercisable	6 years 8 months 8 days
Aggregate Intrinsic Value
Outstanding	$ 79,877	$ 85,854	$ 21,429	$ 2,720
Vested and expected to vest	77,397
Exercisable	$ 55,076